Stockholder’s Deficit (Details Narrative) - USD ($)							1 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended				12 Months Ended
	Feb. 26, 2026	Jan. 26, 2026	Nov. 30, 2025	Aug. 09, 2025	Aug. 01, 2025	Jul. 16, 2025	Sep. 02, 2025	Jul. 25, 2025	Mar. 12, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Aug. 09, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Jan. 04, 2026	Aug. 06, 2025	Aug. 05, 2025	Aug. 04, 2025	Jul. 14, 2025	May 22, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Preferred Stock, Shares Authorized										10,000,000		10,000,000			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share										$ 0.01		$ 0.01			$ 0.01	$ 0.01
Common Stock, Shares Authorized										150,000,000		150,000,000			150,000,000	150,000,000
Common Stock, Par or Stated Value Per Share										$ 0.01		$ 0.01			$ 0.01	$ 0.01
Common Stock, Shares, Outstanding										20,347,137		20,347,137			11,000,000	14,521,094
Common Stock, Shares, Issued								200,000		20,347,137		20,347,137			11,000,000	14,521,094
Class of Warrant or Right, Unissued										6,900,000		6,900,000				6,900,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.01		$ 0.01				$ 0.01
Sale of Stock, Price Per Share										$ 18.00		$ 18.00				$ 18.00							$ 0.001
Class of Warrant or Right, Outstanding										8,396,069		8,396,069				7,304,992
Shares, Issued																35,000						280,534
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						500,000						6,350,000				6,350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period									4 years			4 years				4 years
General and Administrative Expense										$ 2,922,318	$ 131,463	$ 7,602,857		$ 275,231	$ 328,469	$ 5,416,619
Share-Based Payment Arrangement, Noncash Expense		$ 1,167,311										$ 2,841,166			250,000	$ 2,636,283
stock-based compensation																31,128,519
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture			$ 30,000		$ 60,000		$ 500,000
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture												30,696				15,735
Restricted Stock Payable												$ 475,000				$ 60,000
Employee Benefits and Share-Based Compensation										143,221	0	188,221		0	0	30,000
Deferred Compensation Equity										$ 146,840		146,840			0	150,000
Issuance Of Shares To Former Directors Description				On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued. For the year ended September 30, 2025, total stock based compensation of $125,000 related to the compensation agreements with three former directors was included in general and administrative expense on the accompanying consolidated statements of operations.									On August 9, 2025, the Company entered into compensation agreements with three former directors, pursuant to which each director will receive $120,000 payable in cash or shares. Two directors elected to receive a total of $125,000 in shares and on September 10, 2025, total shares of 10,927 were issued and stock-based compensation of $125,000 related the compensation agreements with two former directors was included in general and administrative expense on the consolidated statements of operations during the year ended September 30, 2025. There was no issuance of shares for the three and six months ended March 31, 2026.
Common Stock Fair Value Issued	$ 6,986,665											$ 470,000				$ 470,000
Stock Issued During Period, Shares, Issued for Services								22,500
Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																					6,900,000
Private Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion																					406,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Unissued										406,000		406,000				406,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 11.50		$ 11.50				$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Unissued										6,900,000		6,900,000				6,900,000
Board Of Directors [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share																			$ 0.01	$ 0.01
Shares, Issued																			7,000,000	7,000,000
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 3.27			$ 7.47	$ 9.09		$ 9.09				$ 9.09	$ 9.26	$ 7.2
General and Administrative Expense										$ 1,119,097	$ 0	$ 3,128,944		$ 0	0	$ 511,847
Share-Based Payment Arrangement, Noncash Expense															$ 0	$ 2,481,283